Trade and other receivables - Components (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade and other receivables
Trade receivables	$ 1,015	$ 970
Other receivables and prepayments	259	257
Total trade and other current receivables	$ 1,274	$ 1,227	$ 709	$ 840